TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2018
Non-current
Deferred compensation asset	$ 28		$ 0	$ 0
Prepayments	12		15	18
Recoverable tax, rebates, levies and duties	195		107	84
Non-current	235		122	102
Current
Trade and loan receivables	56		47	33
Prepayments	56		61	42
Recoverable tax, rebates, levies and duties	100		130	116
Other receivables	17		12	18
Current	229		250	209
Total trade, other receivables and other assets	464		372	311
Receivables from taxes other than income tax	281		227	194
Tanzania
Current
Receivables from taxes other than income tax	139		119	84
Argentina | CVSA
Current
Receivables from taxes other than income tax	23		25
Taxation cap on annual taxes and duties paid by CVSA (in percent)					30.00%
Indirect tax increase | Tanzania
Current
Receivables from taxes other than income tax	20
Set off amount against other corporate taxes
Current
Receivables from taxes other than income tax	9
Total claims since July 2017
Current
Receivables from taxes other than income tax	191	$ 164
Total claims for 2019
Current
Receivables from taxes other than income tax	25
Total claims between July 2020 and December 2020
Current
Receivables from taxes other than income tax	27
Discounted net indirect tax receivable
Current
Receivables from taxes other than income tax	139
Africa
Current
Recoverable value added tax	215		167	126
Recoverable fuel duties	0		43	41
Appeal deposits	$ 34		$ 10	$ 10